Shareholder Report, Average Annual Return (Details)	Dec. 30, 2019
C000215611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional
C000215610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor
50% MSCI World / 50% ICE BAML 3-month T-Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World / 50% ICE BAML 3-month T-Bill
50% MSCI World / 50% ICE BAML 3-month T-Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World / 50% ICE BAML 3-month T-Bill
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index